The Company and basis of presentation - Additional Information (Details) - EUR (€) € in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023
Care Delivery
Recoverability of Goodwill and Intangible Assets
Residual value growth			1.00%
Pre-tax WACC			9.62%
After-tax WACC			7.35%
Care Enablement
Recoverability of Goodwill and Intangible Assets
Residual value growth			1.00%
Pre-tax WACC			8.80%
After-tax WACC			6.65%
Excess of recoverable amount over carrying amount			€ 1,210,311
Care Enablement | After-tax WACC
Recoverability of Goodwill and Intangible Assets
Percentage by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount			11.00%
Care Enablement | Operating income margin
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount			(0.0131)
Costs of revenue previously recorded in selling, general and administrative expense
Recoverability of Goodwill and Intangible Assets
Amount of revisions	€ 100,486	€ 184,727
Other operating income previously recorded in selling, general and administrative expense
Recoverability of Goodwill and Intangible Assets
Amount of revisions	110,387	239,244
Other operating expense previously recorded in selling, general and administrative expense
Recoverability of Goodwill and Intangible Assets
Amount of revisions	€ 221,445	€ 347,329